Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases (Tables)
Summary of Lease assets
December 31, 2021
Assets
Right-of-use Assets
Operating Leases
Office	$1,481,993
Vehicles	76,059
Finance lease	469,645
Total	$2,027,697

Summary of Lease liability
December 31, 2021
Liabilities
Short-term lease liabilities
Operating lease	$(125,191)
Finance lease	(159,215)
Short-term lease liabilities	(284,406)
Long-term lease liabilities
Operating lease	(1,442,743)
Finance lease	(218,825)
Long-term lease liabilities	(1,661,568)
Total	$(1,945,974)

Components of lease costs
December 31, 2021
Operating lease costs:
Selling, general and administrative expenses	$71,289
Finance lease costs:
Operating expenses	94,410
Total	$165,699

Schedule of future lease payment for operating lease and financing lease
	December 31, 2021
Years Ended	Operating Lease	Financing Lease

2022	$314,642	$185,697
2023	295,888	117,370
2024	292,880	78,279
2025	275,397	54,571
2026	212,741	-
2027	164,028	-
2028	154,870	-
Total lease payments	$1,710,446	$435,917
Less imputed interest	142,512	57,877
Present value of lease liability	$1,567,934	$378,040